Insurance Contract	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Insurance Contract
Insurance Contract

3. Insurance Contract

The Plan has entered into a fully benefit-responsive guaranteed insurance contract (“the contract”) with Empower Annuity Insurance Company of America (“Empower”), which was previously with Prudential Retirement Insurance and Annuity Company. The contract provides preservation of principal, maintains a stable interest rate, and provides daily liquidity at contract value for participant withdrawals and transfers in accordance with the provisions of the Plan. The contract is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The contract issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan.

The guaranteed rate of interest for 2025 was 4.00% and 2024 was 3.80%. For purposes of crediting interest to participants, the rate for 2025 was 3.80% and 2024 was 3.60%.

As described in Note 2, because the contract is fully benefit-responsive, contract value is the relevant measurement attributable for that portion of the net assets available for the benefits attributable to the contract. Contract value, as reported to the Plan by Empower, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of the investment at contract value.

There are no reserves against contract value for credit risk of a contract issuer or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer, but it may not be less than 0%. Such interest rates are reviewed on an annual basis for resetting.

Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include, but are not limited to layoffs, Plan termination, business closings, re-organizations, liquidations, and the failure of the Plan to qualify under Section 401(a) or Section 401(k) of the IRC. The Plan Administrator does not believe that any events which would limit the Plan’s ability to transact at contract value with participants are probable of occurring.

The contract does not permit Empower to terminate the agreement prior to the scheduled maturity date.